The UBS Funds	SAI Supplement

The UBS Funds
UBS Dynamic Alpha Fund
UBS Global Allocation Fund
UBS International Sustainable Equity Fund
UBS U.S. Large Cap Equity Fund
UBS U.S. Small Cap Growth Fund
UBS Core Plus Bond Fund
UBS Municipal Bond Fund
Supplement to the Statement of Additional Information

July 22, 2016

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the above listed series of The UBS Funds, dated October 28, 2015, as supplemented, as follows:

The first paragraph under the heading "Bank line of credit" on page 103 of the SAI is deleted in its entirety and replaced by the following:

The Funds participate with other funds managed by UBS AM (Americas) in a $50 million committed credit facility (the "Credit Facility") with JPMorgan Chase Bank, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes. Effective October 22, 2015, under the Credit Facility arrangement commitment fees are allocated amongst the participating funds as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization. Prior to October 22, 2015, the Funds paid commitment fees, which were allocated among the Funds in the Committed Credit Facility pro rata, based on the relative asset size of Funds.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-828

The UBS Funds	SAI Supplement

The UBS Funds
UBS Total Return Bond Fund
Supplement to the Statement of Additional Information

July 22, 2016

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") with respect to the UBS Total Return Bond Fund series (the "Fund") of The UBS Funds, dated May 23, 2016, as follows:

The paragraph under the heading "Bank line of credit" on page 76 of the SAI is deleted in its entirety and replaced by the following:

The Fund participates with other funds managed by UBS AM (Americas) in a $50 million committed credit facility (the "Credit Facility") with JPMorgan Chase Bank, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement commitment fees are allocated amongst the participating funds as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-824